Parnassus Asia Fund
Parnassus Asia Fund
Investment Objective
The Parnassus Asia Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Asia Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Parnassus Asia Fund		Investor Shares	Institutional Shares
Management Fees		1.10%	1.10%
Distribution (12b-1) Fees		none	none
Other Expenses		2.43%	2.38%	[1]
Service Fees		0.05%	none
All remaining other expenses		2.38%	2.38%
Total Annual Fund Operating Expenses		3.53%	3.48%
Expense Reimbursement		2.28%	2.26%
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	1.25%	1.22%
[1]	Other expenses have been estimated based on actual expenses of the Investor Shares during the fiscal year ended December 31, 2014.
[2]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.25% of net assets for the Parnassus Asia Fund— Investor Shares and to 1.22% of net assets for the Parnassus Asia Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2016, and may be continued indefinitely by the investment adviser on a year-to-year basis.

For additional information about the Parnassus Asia Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Asia Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example Parnassus Asia Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares	127	871	1,636	3,650
Institutional Shares	124	858	1,613	3,606

Portfolio Turnover
The Parnassus Asia Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Parnassus Asia Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of Asian companies. Asian companies are companies domiciled or headquartered in Asia, companies that have a substantial amount of business in Asia, or companies whose primary trading markets for their securities are located in Asia. Sometimes these companies are traded in the U.S. on a national securities exchange, or through American Depositary Receipts (“ADRs”) or American Depositary Shares (“ADSs”). The Fund invests in common stocks and other equity securities, including ADRs and ADSs. The Fund may purchase securities directly on foreign markets. Asia consists of all countries and markets in Asia, and includes developed, emerging, and frontier countries and markets in the Asian region. Many Asian markets are considered to be emerging markets. The Parnassus Asia Fund is a “multi-cap” fund in that it can invest in companies of any size, from larger, well-established companies to smaller companies with market capitalizations below $1 billion. The Fund invests principally in stocks of Asian companies that the Fund’s investment adviser (Adviser) believes are financially sound and have good prospects for the future. The companies in which the Fund invests must, in the opinion of the Adviser, be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s competitive position and management team. Upon initial investment, a company’s stock must be trading below its intrinsic value, which means that the Adviser seeks to purchase stock trading at a discount to the Adviser’s assessment of the company’s estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.
Principal Risks
All investments involve risk, and investing in the Parnassus Asia Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in Asia and other parts of the world. The Fund’s holdings can vary significantly from broad stock market indices.
  Foreign Securities Risk. The Fund invests primarily in non-U.S. securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.
  Emerging Markets Risk. Many Asian countries are considered to be emerging markets. There may be less publicly available information about companies in emerging markets, and the stock exchanges and brokerage industries of emerging markets do not have the same level of government oversight as do those in the U.S. The securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the U.S.
  Geographic Concentration Risk. The Fund’s investments are concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus. For example, economic, political and social instability and foreign investment and exchange controls may disproportionately and adversely impact Asia.
  Foreign Currency Risk. When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar.
  Large-Capitalization Company Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Small- and Mid-Capitalization Company Risk. This is a “multi-cap” fund. In addition to large-capitalization companies, the Fund may invest in small- and/or mid-capitalization companies, which can be particularly sensitive to changing economic conditions, since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid-capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-capitalization companies tend to perform poorly during times of economic stress.
  Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Asia Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 6.6% (quarter ended March 31, 2014), and the lowest return for a quarter was a loss of 3.4% (quarter ended September 30, 2014).
Below is a table comparing the performance of the Parnassus Asia Fund’s two share classes with that of the MSCI AC Asia Pacific Index and the Lipper Asia Pacific Region Average. Figures are average annual returns for the one-year period ended December 31, 2014 and since inception (Investor Shares incepted on April 30, 2013 and Institutional Shares incepted on April 30, 2015). The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the MSCI AC Asia Pacific Index, and a group of similar mutual funds, the Lipper Asia Pacific Region Average, and also how the Fund’s performance varies from year to year.
Average Annual Total Returns (%) (all periods ended December 31, 2014)
Average Annual Total Returns Parnassus Asia Fund	One Year	Since Inception
Investor Shares	7.84%	7.41%
Investor Shares Return after Taxes on Distributions	7.56%	7.23%
Investor Shares Return after Taxes on Distributions and Sale of Fund Shares	4.66%	5.66%
Institutional Shares	7.84%	7.41%
MSCI AC Asia Pacific Index (reflects no deduction for fees, expenses or taxes)	0.39%	1.18%
Lipper Asia Pacific Region Average	0.60%	(0.54%)

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Parnassus Asia Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Asia Fund—Investor Shares, which were incepted on April 30, 2013, and includes expenses that are not applicable to and are higher than those of the Institutional Shares.